Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of components of income tax expense (benefit)

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Income tax credit	288	337